Income Taxes - Components of Income Tax Expense (Benefit) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current income tax expense (benefit):
Current year	$ 859	$ 620
Adjustments in respect of prior years, including resolution of tax disputes	7	(80)
Total current income tax expense (benefit)	866	540
Deferred income tax expense (benefit):
Origination and reversal of temporary differences	(435)	(240)
Adjustments in respect of prior years, including resolution of tax disputes	48	(24)
Tax expense (benefit) arising from unrecognized tax losses	15	8
Tax rate and other legislative changes	1	2
Total deferred income tax expense (benefit)	(371)	(254)
Total income tax expense (benefit)	$ 495	$ 286